Credit impairment charges/(releases) - Disclosure of credit impairment charges and other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	£ 1,659	£ 1,619	£ 1,161
Recoveries and reimbursements	(42)	(41)	(228)
Total credit impairment charges /(releases)	1,617	1,578	933
Gain on recovery of loans and advances previously written off	31	17	33
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	74
Co-branded Card portolio | Assets and liabilities classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	160
Financial guarantee contracts | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements	(11)	(24)	(195)
Total loans and advances at amortised cost and Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1,653	1,619	1,125
Recoveries and reimbursements	(42)	(41)	(228)
Total credit impairment charges /(releases)	1,611	1,578	897
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	(34)	(37)	7
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	(34)	(37)	7
Cash collateral
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	(3)	4	28
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	(3)	4	28
Reverse repurchase agreements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	8	0	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	8	0	0
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1,687	1,656	1,118
Recoveries and reimbursements	(42)	(41)	(228)
Total credit impairment charges /(releases)	1,645	1,615	890
Financial assets at amortised cost | Other financial asset measured at cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	0	(2)	0
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	0	(2)	0
Financial assets measured at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges /(releases)	1	(2)	8
Recoveries and reimbursements	0	0	0
Total credit impairment charges /(releases)	£ 1	£ (2)	£ 8